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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-137895


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                            VARIABLE SEPARATE ACCOUNT

       Supplement to the POLARIS PLATINUM II Variable Annuity (B3483PRO.7)
                          Prospectus Dated May 1, 2007

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The second paragraph under "Payments We Receive" in the "Other Information"
section of the prospectus contains a scrivener's error. It is hereby deleted in its entirety and replaced with the following:

"RULE 12b-1 OR SERVICE FEES. We receive either 12b-1 fees or service fees of up to 0.25% of the average daily assets of the Underlying Funds in the Contracts from certain Trusts. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above."








Dated: July 19, 2007




                Please keep this Supplement with your Prospectus


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